Employee Benefits	12 Months Ended
Dec. 31, 2018
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Employee Benefits

NOTE 20. EMPLOYEE BENEFITS

Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and Subsidiary Entities also has a defined contribution pension plan, in which both Petróleos Mexicanos and Subsidiary Entities and the employee contribute to an employee’s individual account.

Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.

As of December 31, 2018, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated to the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.

The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
Defined Benefits Liabilities	2018		2017
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,067,317,120	Ps.	1,241,072,307
Liability for other long-term benefits		13,224,926		17,363,815

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,080,542,046	Ps.	1,258,436,122

The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2018		2017
Liability for defined benefits at the beginning of the year	Ps.	1,241,072,307	Ps.	1,202,624,665
Recognition of the modifications in pensions plan		—		8,327
Current Service cost		20,819,804		13,079,341
Net interest		97,571,478		95,402,917
Defined benefits paid by the fund		(5,547,170)		(5,105,669)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions		(214,105,342)		47,182,448
Change in demographic assumptions		(71,958,462)		(70,012,604)
For experience during the year		53,779,484		10,272,231
In plan assets during the year		646,318		(453,206)
Effect of the liability ceiling*		279,674		—
Transfer to Long-term Benefits*		410,775		—
Remeasurements		2,146		26,417
Contributions paid to the fund		(55,653,892)		(51,952,560)

Defined benefit liabilities at end of year	Ps.	1,067,317,120	Ps.	1,241,072,307

*	PMI

	December 31,
Changes in pension plan assets	2018		2017
Plan assets at the beginning of year	Ps.	8,485,692	Ps.	9,489,666
Return on plan assets		862,175		902,550
Payments by the pension fund		(56,834,688)		(54,312,270)
Company contributions to the fund		55,653,892		51,952,559
Actuarial (gains) losses in plan assets		(653,583)		453,187
Effect of the liability ceiling		(313,017)		—

Pension plan assets at the end of year	Ps.	7,200,471	Ps.	8,485,692

In 2018, the net actuarial gains recognized in other comprehensive income (loss) net of deferred income tax were Ps. (222,545,556), related to retirement and post-employment benefits. This result was due to the increase in the discount and return on plan assets rates, from 7.89% in 2017 to 9.29% in 2018, as well as to the modification in the assumptions of family composition to the retirement for active personnel, and to the modification in the mortality assumptions for retired personnel. Other factors influencing the changes were the obligations based on changes in population, age, seniority, wages, pensions and benefits, increased rates of gas, gasoline and basic basket benefits (from 3.75% to 4.00%). For retired employees, the increase in the wage rate (from 4.77% to 5.02%), as well as the long-term inflation assumption (from 3.75% to 4.00%) also influenced the changes.

In accordance with IFRS, the discount rate of labor liabilities has been estimated using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds). During 2018, the long-term interest rates of these bonds increased by an average of 100 basis points, as a consequence of the volatility registered in the Mexican financial markets towards the end of the year. The increase in these rates directly impacted the estimation of the discount rate of labor liabilities.

Contributions from Pemex to the Pemex Labor Fund include the promissory note matured on March 31, 2018 in the amount of Ps. 2,551,024, for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subisidiary Entities (see Note 17-A).

The expected contribution to the Pemex Labor Fund for 2019 amounts to Ps. 63,235,620 and the expected payments are Ps. 68,387,355.

As of December 31, 2018 and 2017, the amounts and types of plan assets are as follows:

	December 31,
	2018		2017
Plan Assets
Cash and cash equivalents	Ps.	4,976,125	Ps.	135,757
Held-for-sale financial assets		—		1,034,178
Debt instruments		2,224,346		7,315,757

Total plan assets	Ps.	7,200,471	Ps.	8,485,692

	December 31,
	2018		2017
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	Ps.	1,249,557,999	Ps.	1,212,114,331
Service costs		18,365,156		19,762,661
Financing costs		98,759,209		96,331,015
Past service costs		(103,845)		—
Payments by the fund		(62,388,283)		(59,417,940)
Amount of (gains) and losses recognized through other comprehensive income(1)		(232,284,320)		(12,594,541)
Liquidated obligations		(457,168)		—
Modifications to the pension plan		2,782,151		(6,609,657)
Remeasurements		2,139		(1,471)
Reductions		—		(26,399)

Defined benefit obligations at the end of year	Ps.	1,074,233,038	Ps.	1,249,557,999

(1)	These gains and losses are due to changes in financial assumptions, demographics and experience during the year.

The asset ceiling test was not applied because there was a deficit of labor liabilities at the beginning and end of the year.

The effect of an increase or decrease of one percentage point in the discount rate is a -10.56% increase or a 13.00% decrease in defined benefit obligations, respectively.

The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services point is a 2.15% increase or a -1.69% decrease in defined benefit obligations, respectively.

The effect of an increase or decrease of one percentage point in the inflation is a 8.54% and -7.54%, respectively in defined benefit obligations.

The effect of an increase or decrease of one percentage point in the wage is a 1.25% and -1.10%, respectively in defined benefit obligations.

The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.

Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the Comisión Nacional de Seguros y Fianzas (National Commission of Insurance and Bonds) and include changes to the mortality rate established in 2018. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subisidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.

PEMEX’s plan assets are held in the FOLAPE trust, which is managed by BBVA Bancomer, S. A. and a technical committee for the trust that is comprised of personnel from Petróleos Mexicanos and the trust.

The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2018 and 2017:

	Fair value measurements as of December 31, 2018
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	4,976,125	Ps.	—	Ps.	—	Ps.	4,976,125
Debt instruments		2,224,346		—		—		2,224,346

Total	Ps.	7,200,471	Ps.	—	Ps.	—	Ps.	7,200,471

	Fair value measurements as of December 31, 2017
Plan assets:	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	135,757	Ps.	—	Ps.	—	Ps.	135,757
Held-for-sale financial assets		1,034,178		—		—		1,034,178
Debt instruments		7,315,757		—		—		7,315,757

Total	Ps.	8,485,692	Ps.	—	Ps.	—	Ps.	8,485,692

As of December 31, 2018 and 2017, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2018	2017
Rate of increase in salaries	5.02%	4.77%
Rate of increase in pensions	4.00%	3.75%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	3.75%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	3.75%
Rate of increase in gas and gasoline	4.00%	3.75%
Discount and return on plan assets rate	9.29%	7.89%
Average length of obligation (years)	15.04	18.40

In accordance with IFRS, the discount rate of labor liabilities has been estimated using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds). During 2018, the long-term interest rates of these bonds increased by an average of 100 basis points, as a consequence of the volatility registered in the Mexican financial markets towards the end of the year. The increase in these rates directly impacted the estimation of the discount rate of labor liabilities.

Other long-term benefits

Petróleos Mexicanos and Subsidiary Entities has established other long-term benefit plans for its employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.

The amounts recognized for long-term obligations for the years ended December 31, 2018 and 2017 are as follows:

	December 31,
	2018		2017
Change in the liability for defined benefits
Liabilities defined benefit at the beginning of year	Ps.	17,363,815	Ps.	17,784,771
Present cost services		(18,085)		—
Charge to income for the year		2,885,875		3,277,847
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions		(3,741,132)		878,516
Change in demographic assumptions		(751,052)		(1,015,274)
For experience during the year		(2,259,569)		(3,558,599)
Real interest, excluding earned interests		125,485		—
Effect of the liability ceiling		33,344		—
Benefits paid		(2,980)		(3,446)
Transfer to the post-employment benefit fund recognized in other comprehensive income		(410,775)		—

Liabilities defined benefit at the end of year	Ps.	13,224,926	Ps.	17,363,815

The expected long-term benefit payments amount to Ps.300,869.

The effects on liabilities for long-term benefits at the end of the period are:

•	The effect of an increase or decrease of one percentage point in the discount rate is a -14.80% increase or a 19.25% decrease, respectively, in defined benefit obligations.

•

The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services is a 4.64% increase or a -3.32% decrease, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is a 0.48% increase or a 1.73% decrease, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is a 4.26% increase or a 3.88% decrease, respectively in defined benefit obligations.

The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2018	2017
Rate of increase in salaries	5.02%	4.77%
Inflation assumption	4.00%	3.75%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	3.75%
Rate of increase in gas and gasoline	4.00%	3.75%
Discount and return on plan assets rate	9.29%	7.89%
Average length of obligation (years)	15.04	18.40

In accordance with IFRS, the discount rate of labor liabilities has been estimated using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds). During 2018, the long-term interest rates of these bonds increased by an average of 100 basis points, as a consequence of the volatility registered in the Mexican financial markets towards the end of the year. The increase in these rates directly impacted the estimation of the discount rate of labor liabilities.